CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	¥ 682,320	¥ 675,988	¥ 571,552
Operating expenses:
Cost of products sold	523,729	500,034	421,190
Selling, general and administrative expenses	55,471	55,348	46,809
Research and development expenses	30,050	27,737	24,271
Costs and Expenses, Total	609,250	583,119	492,270
Operating income	73,070	92,869	79,282
Other income (expense):
Interest and dividend income	1,634	1,049	822
Interest expense	(299)	(355)	(690)
Foreign exchange loss, net	(1,756)	(9,108)	(2,961)
Gain (loss) from marketable securities, net	(202)	(238)	52
Other, net	(1,591)	(2,251)	(534)
Nonoperating Income (Expense), Total	(2,214)	(10,903)	(3,311)
Income from continuing operations before income taxes	70,856	81,966	75,971
Income taxes	(18,801)	(18,309)	(17,568)
Equity in net (loss) income of affiliated companies	0	6	(45)
Income from continuing operations	52,055	63,663	58,358
Loss on discontinued operations	(7,768)	(6,171)	(2,207)
Consolidated net income	44,287	57,492	56,151
Less: Net income attributable to noncontrolling interests	(3,556)	(5,159)	(4,190)
Net income attributable to Nidec Corporation	40,731	52,333	51,961
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	¥ 336.33	¥ 406.10	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation	¥ (40.08)	¥ (30.19)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 296.25	¥ 375.91	¥ 373.04
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	¥ 314.41	¥ 391.96	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation	¥ (37.52)	¥ (29.16)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 276.89	¥ 362.80	¥ 373.04
Cash dividends paid	¥ 90.00	¥ 80.00	¥ 55.00
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	46,242	56,536	53,614
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	(4,203)	(1,653)
Net income attributable to Nidec Corporation	¥ 40,731	¥ 52,333	¥ 51,961